UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21809

Nuveen Equity Premium and Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium and Growth Fund (JPG)
March 31, 2010

Shares	Description (1)	Value
	Common Stocks – 100.8%
	Aerospace & Defense – 3.0%
26,268	Boeing Company	$ 1,907,319
6,100	Goodrich Corporation	430,172
33,500	Honeywell International Inc.	1,516,545
14,596	Raytheon Company	833,724
30,603	United Technologies Corporation	2,252,687
	Total Aerospace & Defense	6,940,447
	Air Freight & Logistics – 1.0%
36,398	United Parcel Service, Inc., Class B	2,344,395
	Airlines – 0.1%
13,335	Lan Airlines S.A., Sponsored ADR	235,363
	Auto Components – 0.1%
9,310	Cooper Tire & Rubber	177,076
5,700	Dana Holding Corporation, (2)	67,716
	Total Auto Components	244,792
	Automobiles – 0.5%
99,139	Ford Motor Company, (2)	1,246,177
	Beverages – 2.2%
47,604	Coca-Cola Company	2,618,220
37,091	PepsiCo, Inc.	2,453,941
	Total Beverages	5,072,161
	Biotechnology – 0.9%
14,225	Celgene Corporation, (2)	881,381
1,860	Cephalon, Inc., (2)	126,071
22,781	Gilead Sciences, Inc., (2)	1,036,080
10,546	PDL Biopahrma Inc.	65,491
	Total Biotechnology	2,109,023
	Capital Markets – 2.6%
54,291	Charles Schwab Corporation	1,014,699
24,811	Federated Investors Inc., Class B	654,514
15,129	Goldman Sachs Group, Inc.	2,581,461
40,701	Morgan Stanley	1,192,132
14,786	Waddell & Reed Financial, Inc., Class A	532,887
	Total Capital Markets	5,975,693
	Chemicals – 2.4%
37,039	Dow Chemical Company	1,095,243
46,695	E.I. Du Pont de Nemours and Company	1,738,922
7,335	Eastman Chemical Company	467,093
7,963	Monsanto Company	568,717
28,707	Olin Corporation	563,231
10,861	PPG Industries, Inc.	710,309
16,683	RPM International, Inc.	356,015
	Total Chemicals	5,499,530
	Commercial Banks – 3.0%
13,229	Comerica Incorporated	503,231
7,100	Fifth Third Bancorp.	96,489
11,050	First Horizon National Corporation, (2)	155,247
8,730	FirstMerit Corporation	188,306
49,105	Huntington BancShares Inc.	263,694
33,673	Regions Financial Corporation	264,333
67,986	U.S. Bancorp	1,759,478
119,526	Wells Fargo & Company	3,719,649
	Total Commercial Banks	6,950,427
	Commercial Services & Supplies – 0.3%
6,062	Avery Dennison Corporation	220,717
14,872	Deluxe Corporation	288,814
8,400	Kimball International Inc., Class B	58,380
11,117	Standard Register Company	59,476
	Total Commercial Services & Supplies	627,387
	Communications Equipment – 2.8%
142,101	Cisco Systems, Inc., (2)	3,698,889
104,122	Motorola, Inc., (2)	730,936
47,503	QUALCOMM, Inc.	1,994,651
950	Research In Motion Limited, (2)	70,253
	Total Communications Equipment	6,494,729
	Computers & Peripherals – 4.7%
20,703	Apple, Inc., (2)	4,863,755
31,323	Dell Inc., (2)	470,158
60,347	EMC Corporation, (2)	1,088,660
34,871	International Business Machines Corporation (IBM)	4,472,206
	Total Computers & Peripherals	10,894,779
	Consumer Finance – 0.4%
21,743	American Express Company	897,116
	Containers & Packaging – 0.2%
19,300	Packaging Corp. of America	474,973
	Distributors – 0.4%
21,250	Genuine Parts Company	897,600
	Diversified Consumer Services – 0.1%
4,377	Apollo Group, Inc., Class A, (2)	268,266
	Diversified Financial Services – 4.9%
193,576	Bank of America Corporation	3,455,332
386,896	Citigroup Inc., (2)	1,566,929
2,592	CME Group, Inc.	819,357
4,467	Intercontinental Exchange, Inc., (2)	501,108
100,078	JPMorgan Chase & Co.	4,478,491
14,394	New York Stock Exchange Euronext	426,206
	Total Diversified Financial Services	11,247,423
	Diversified Telecommunication Services – 3.6%
4,000	Alaska Communications Systems Group Inc.	32,480
176,121	AT&T Inc.	4,550,966
81,953	Frontier Communications Corporation	609,730
97,267	Verizon Communications Inc.	3,017,222
	Total Diversified Telecommunication Services	8,210,398
	Electric Utilities – 1.5%
77,700	Duke Energy Corporation	1,268,064
61,484	Great Plains Energy Incorporated	1,141,758
26,885	Progress Energy, Inc.	1,058,194
	Total Electric Utilities	3,468,016
	Electrical Equipment – 1.1%
7,053	Cooper Industries Inc.	338,121
33,709	Emerson Electric Company	1,696,911
910	First Solar Inc., (2)	111,612
7,017	Rockwell Automation, Inc.	395,478
	Total Electrical Equipment	2,542,122
	Electronic Equipment & Instruments – 0.4%
49,758	Corning Incorporated	1,005,609
	Energy Equipment & Services – 2.2%
12,700	Baker Hughes Incorporated	594,868
2,246	Carbo Ceramics Inc.	140,016
34,006	Halliburton Company	1,024,601
10,767	National-Oilwell Varco Inc.	436,925
3,009	Noble Corporation, (2)	125,836
33,239	Schlumberger Limited	2,109,347
11,347	Smith International, Inc.	485,879
2,000	Tidewater Inc.	94,540
	Total Energy Equipment & Services	5,012,012
	Food & Staples Retailing – 2.2%
35,395	CVS Caremark Corporation	1,294,041
23,637	SUPERVALU INC.	394,265
57,664	Wal-Mart Stores, Inc.	3,206,118
6,512	Whole Foods Market, Inc., (2)	235,409
	Total Food & Staples Retailing	5,129,833
	Food Products – 1.2%
14,986	Archer-Daniels-Midland Company	433,095
34,000	ConAgra Foods, Inc.	852,380
48,088	Kraft Foods Inc.	1,454,181
	Total Food Products	2,739,656
	Gas Utilities – 0.5%
18,129	Nicor Inc.	759,968
7,318	ONEOK, Inc.	334,067
	Total Gas Utilities	1,094,035
	Health Care Equipment & Supplies – 0.7%
28,854	Boston Scientific Corporation, (2)	208,326
4,168	Hologic Inc., (2)	77,275
29,845	Medtronic, Inc.	1,343,920
	Total Health Care Equipment & Supplies	1,629,521
	Health Care Providers & Services – 2.1%
14,603	Aetna Inc.	512,711
1,637	Brookdale Senior Living Inc., (2)	34,099
9,087	Express Scripts, Inc., (2)	924,693
5,614	Humana Inc., (2)	262,567
2,280	Lincare Holdings, (2)	102,326
15,149	Medco Health Solutions, Inc., (2)	978,019
24,649	Tenet Healthcare Corporation, (2)	140,992
31,701	UnitedHealth Group Incorporated	1,035,672
13,342	Wellpoint Inc., (2)	858,958
	Total Health Care Providers & Services	4,850,037
	Hotels, Restaurants & Leisure – 1.2%
6,173	International Game Technology	113,892
32,031	McDonald’s Corporation	2,137,108
4,500	MGM Mirage Inc., (2)	54,000
4,557	Tim Hortons Inc.	148,513
43,350	Wendy’s International, Inc.	216,750
1,900	Wyndham Worldwide Corporation	48,887
	Total Hotels, Restaurants & Leisure	2,719,150
	Household Durables – 0.9%
10,000	KB Home	167,500
3,450	Lennar Corporation, Class A	59,375
17,179	Newell Rubbermaid Inc.	261,121
22,913	Stanley Black & Decker Inc.	1,315,435
2,527	Whirlpool Corporation	220,481
	Total Household Durables	2,023,912
	Household Products – 2.6%
7,688	Colgate-Palmolive Company	655,479
13,458	Kimberly-Clark Corporation	846,239
69,307	Procter & Gamble Company	4,385,054
	Total Household Products	5,886,772
	Industrial Conglomerates – 2.5%
18,610	3M Co.	1,555,238
232,920	General Electric Company	4,239,144
	Total Industrial Conglomerates	5,794,382
	Insurance – 2.5%
22,025	Arthur J. Gallagher & Co.	540,714
17,072	Fidelity National Title Group Inc., Class A	253,007
15,900	Genworth Financial Inc., Class A, (2)	291,606
33,393	Lincoln National Corporation	1,025,165
27,861	Marsh & McLennan Companies, Inc.	680,366
16,648	Mercury General Corporation	727,851
14,581	Prudential Financial, Inc.	882,151
16,400	Travelers Companies, Inc.	884,616
12,560	Unitrin, Inc.	352,308
	Total Insurance	5,637,784
	Internet & Catalog Retail – 0.6%
10,150	Amazon.com, Inc., (2)	1,377,660
	Internet Software & Services – 2.2%
4,723	Akamai Technologies, Inc., (2)	148,349
29,263	eBay Inc., (2)	788,638
5,752	Google Inc., Class A, (2)	3,261,442
22,961	United Online, Inc.	171,748
8,377	VeriSign, Inc., (2)	217,886
27,685	Yahoo! Inc., (2)	457,633
	Total Internet Software & Services	5,045,696
	IT Services – 1.1%
35,833	Automatic Data Processing, Inc.	1,593,494
11,786	Cognizant Technology Solutions Corporation, Class A, (2)	600,850
11,474	Fidelity National Information Services	268,951
2,687	Lender Processing Services Inc.	101,434
640	Visa Inc.	58,259
	Total IT Services	2,622,988
	Leisure Equipment & Products – 0.6%
21,806	Eastman Kodak Company, (2)	126,257
36,716	Mattel, Inc.	834,922
8,000	Polaris Industries Inc.	409,280
	Total Leisure Equipment & Products	1,370,459
	Life Sciences Tools & Services – 0.1%
1,370	Covance, Inc., (2)	84,104
2,730	Life Technologies Corporation, (2)	142,697
	Total Life Sciences Tools & Services	226,801
	Machinery – 2.2%
3,870	Briggs & Stratton Corporation	75,465
27,600	Caterpillar Inc.	1,734,660
10,116	Cummins Inc.	626,686
16,704	Deere & Company	993,220
18,936	Illinois Tool Works, Inc.	896,809
2,801	Ingersoll Rand Company Limited, Class A	97,671
5,500	Pentair, Inc.	195,910
12,000	Snap-on Incorporated	520,080
	Total Machinery	5,140,501
	Media – 1.7%
2,900	CBS Corporation, Class B	40,426
102,034	Comcast Corporation, Class A	1,920,280
3,800	Gannett Company Inc.	62,776
5,070	Lamar Advertising Company, (2)	174,155
28,410	New York Times, Class A, (2)	316,203
52,079	Regal Entertainment Group, Class A	915,028
45,144	Sirius XM Radio Inc., (2)	39,298
24,892	World Wrestling Entertainment Inc.	430,632
	Total Media	3,898,798
	Metals & Mining – 0.9%
2,385	Companhia Siderurgica Nacional S.A., Sponsored ADR	95,233
14,246	Freeport-McMoRan Copper & Gold, Inc.	1,190,111
11,632	Southern Copper Corporation	368,385
5,832	United States Steel Corporation	370,449
	Total Metals & Mining	2,024,178
	Multiline Retail – 0.7%
12,421	Nordstrom, Inc.	507,398
23,038	Target Corporation	1,211,799
	Total Multiline Retail	1,719,197
	Multi-Utilities – 2.4%
42,310	Ameren Corporation	1,103,445
56,900	CenterPoint Energy, Inc.	817,084
16,562	Consolidated Edison, Inc.	737,671
30,928	Dominion Resources, Inc.	1,271,450
31,554	Integrys Energy Group, Inc.	1,495,029
	Total Multi-Utilities	5,424,679
	Oil, Gas & Consumable Fuels – 9.8%
16,861	Chesapeake Energy Corporation	398,594
56,886	Chevron Corporation	4,313,665
48,311	ConocoPhillips	2,472,074
11,087	CONSOL Energy Inc.	472,971
6,936	EOG Resources, Inc.	644,632
115,452	Exxon Mobil Corporation	7,732,972
4,381	Hess Corporation	274,032
22,790	Marathon Oil Corporation	721,076
24,500	Occidental Petroleum Corporation	2,071,230
14,441	Peabody Energy Corporation	659,954
24,031	Ship Financial International Limited	426,791
7,634	Southwestern Energy Company, (2)	310,856
23,943	StatoilHydro ASA, Sponsored ADR	558,590
19,454	Valero Energy Corporation	383,244
20,451	XTO Energy, Inc.	964,878
	Total Oil, Gas & Consumable Fuels	22,405,559
	Paper & Forest Products – 0.2%
7,923	Weyerhaeuser Company	358,674
	Personal Products – 0.3%
23,000	Avon Products, Inc.	779,010
	Pharmaceuticals – 8.2%
54,001	Abbott Laboratories	2,844,773
1,006	AstraZeneca PLC, Sponsored ADR	44,988
78,273	Bristol-Myers Squibb Company	2,089,889
35,400	Eli Lilly and Company	1,282,188
71,211	Johnson & Johnson	4,642,956
101,459	Merck & Company Inc.	3,789,494
222,405	Pfizer Inc.	3,814,246
8,687	Sanofi-Aventis, Sponsored ADR	324,546
	Total Pharmaceuticals	18,833,080
	Real Estate Investment Trust – 1.7%
35,857	Brandywine Realty Trust	437,814
16,748	Hospitality Properties Trust	401,115
54,667	Lexington Corporate Properties Trust	355,882
42,376	Nationwide Health Properties, Inc.	1,489,516
50,200	Senior Housing Properties Trust	1,111,930
14,334	U-Store-It Trust	103,205
	Total Real Estate Investment Trust	3,899,462
	Semiconductors & Equipment – 2.6%
22,459	Analog Devices, Inc.	647,268
35,573	Applied Materials, Inc.	479,524
146,108	Intel Corporation	3,252,364
20,804	Microchip Technology Incorporated	585,841
20,469	NVIDIA Corporation, (2)	355,751
30,804	Texas Instruments Incorporated	753,774
	Total Semiconductors & Equipment	6,074,522
	Software – 4.5%
17,693	Adobe Systems Incorporated, (2)	625,801
9,211	Autodesk, Inc., (2)	270,988
217,626	Microsoft Corporation	6,369,912
106,742	Oracle Corporation	2,742,202
5,607	Salesforce.com, Inc., (2)	417,441
	Total Software	10,426,344
	Specialty Retail – 2.8%
6,150	Abercrombie & Fitch Co., Class A	280,686
23,200	American Eagle Outfitters, Inc.	429,664
11,675	Best Buy Co., Inc.	496,655
18,656	Gap, Inc.	431,140
62,570	Home Depot, Inc.	2,024,140
33,172	Limited Brands, Inc.	816,695
43,280	Lowe’s Companies, Inc.	1,049,107
7,793	Tiffany & Co.	370,090
14,600	TJX Companies, Inc.	620,792
	Total Specialty Retail	6,518,969
	Textiles, Apparel & Luxury Goods – 0.4%
10,646	VF Corporation	853,277
	Thrifts & Mortgage Finance – 0.4%
58,864	New York Community Bancorp, Inc.	973,611
	Tobacco – 2.0%
70,986	Altria Group, Inc.	1,456,633
45,473	Philip Morris International	2,371,872
12,200	Reynolds American Inc.	658,556
	Total Tobacco	4,487,061
	Trading Cos & Distributors – 0.2%
3,200	W.W. Grainger, Inc.	345,984
	Wireless Telecommunication Services – 0.4%
54,217	Sprint Nextel Corporation, (2)	206,025
27,100	Vodafone Group PLC, Sponsored ADR	631,159
	Total Wireless Telecommunication Services	837,184
	Total Common Stocks (cost $223,764,782)	231,807,214

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 4.5%
$10,271	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/10, repurchase price $10,270,867, collateralized by: $2,490,000 U.S. Treasury Notes, 4.625%, due 11/15/16, value $2,759,418, $1,790,000 U.S. Treasury Notes, 1.250%, due 11/30/10, value $1,807,900, $5,745,000 U.S. Treasury Notes, 0.875%, due 12/31/10, value $5,780,906, and $130,000 U.S. Treasury Notes, 0.875%, due 1/31/11, value $130,650	0.000%	4/01/10	$10,270,867
	Total Short-Term Investments (cost $10,270,867)			10,270,867
	Total Investments (cost $234,035,649) – 105.3%			242,078,081
	Other Assets Less Liabilities – (5.3)%			(12,240,200)
	Net Assets – 100%			$229,837,881

Investments in Derivatives
Number of		Notional	Expiration	Strike
Contracts	Type	Amount (3)	Date	Price	Value
	Call Options Written – (3.6)% (4)
(192)	S&P 500 Index	$ (20,640,000)	4/17/10	$ 1,075	$(1,823,040)
(198)	S&P 500 Index	(21,780,000)	4/17/10	1,100	(1,397,880)
(169)	S&P 500 Index	(19,012,500)	4/17/10	1,125	(797,680)
(229)	S&P 500 Index	(26,335,000)	4/17/10	1,150	(597,690)
(198)	S&P 500 Index	(23,265,000)	4/17/10	1,175	(205,920)
(204)	S&P 500 Index	(22,440,000)	5/22/10	1,100	(1,559,580)
(199)	S&P 500 Index	(22,387,500)	5/22/10	1,125	(1,114,400)
(199)	S&P 500 Index	(22,885,000)	5/22/10	1,150	(752,220)
(1,588)	Total Call Options Written (premiums received $4,689,450)	(178,745,000)			$(8,248,410)

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2010:

		Level 1	Level 2	Level 3	Total
Investments:
Common Stocks		$231,807,214	$ –	$ –	$231,807,214
Short-Term Investments		10,270,867	–	–	10,270,867
Derivatives:
Call Options Written		(8,248,410)	–	–	(8,248,410)
Total		$233,829,671	$ –	$ –	$233,829,671

Derivative Instruments and Hedging Activities

The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations, when applicable. Even though the Fund's investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for financial reporting purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2010, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Value	Location	Value
Equity Price	Options	—	$—	Call options written, at value	$8,248,410
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At March 31, 2010, the cost of investments was $234,056,980.
Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2010, were as follows:

Gross unrealized:
Appreciation	$34,088,474
Depreciation	(26,067,373)

Net unrealized appreciation (depreciation) of investments	$8,021,101

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(4)	The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options Written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium and Growth Fund

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 28, 2010

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 28, 2010

*                      Print the name and title of each signing officer under his or her signature.